Schedule of Components of Income Tax Expense (Benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax (Expense) Benefit	€ (767)	€ (133)	€ (125)
Deferred Income Tax (Expense) Benefit	23	(18)	(65)
Sub total deferred income tax (expense) benefit	7	18	(9)
Income tax (expense) benefit	(759)	(116)	(135)
FRANCE [Member]
Current Income Tax (Expense) Benefit	(712)	(124)	(101)
Deferred Income Tax (Expense) Benefit	(4)	(4)	(2)
UNKNOWN COUNTRY [Member]
Current Income Tax (Expense) Benefit	(55)	(10)	(24)
Deferred Income Tax (Expense) Benefit	€ 11	€ 22	€ (7)